Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes Other Than Income Taxes [abstract]
Consumption tax	¥ 164,973	¥ 152,494	¥ 144,973
Resource tax	24,388	24,339	18,000
Crude oil special gain levy	771	4,750
Other	38,304	39,094	37,731
Taxes other than income taxes	¥ 228,436	¥ 220,677	¥ 200,704